REVENUES - Timing of Revenue Recognition From Contracts with Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Total revenues from contracts with customers	$ 8,208	$ 7,681	$ 6,780
Other revenue	0	2	23
Total revenues	8,208	7,683	6,803
Goods and services provided at a point in time
Disclosure of operating segments [line items]
Total revenues from contracts with customers	3,161	2,857	2,577
Services transferred over a period of time
Disclosure of operating segments [line items]
Total revenues from contracts with customers	$ 5,047	$ 4,824	$ 4,203